CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018	€ 60		€ (1,505)	€ (17,904)				€ (19,349)	€ (1)	€ (19,350)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,191)						(16,191)	98	(16,093)
Total other comprehensive income/(loss) recognized for the period							(160)	(160)		(160)
Total comprehensive income/ (loss) for the year		(16,191)					(160)	(16,351)	98	(16,253)
Appropriation of result		16,191	(16,191)
Change in net Parent investment (Note 9) (*)				4,270				4,270		4,270
Ending balance, value at Dec. 31, 2019	60		(17,696)	(13,634)			(160)	(31,430)	97	(31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,274)						(16,274)	(5)	(16,279)
Total other comprehensive income/(loss) recognized for the period							1,109	1,109		1,109
Total comprehensive income/ (loss) for the year		(16,274)					1,109	(15,165)	(5)	(15,170)
Appropriation of result		16,274	(16,274)
Change in net Parent investment (Note 9) (*)				6,578				6,578		6,578
Ending balance, value at Dec. 31, 2020	60		(33,970)	(7,056)			949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(13,300)						(13,300)	33
Total other comprehensive income/(loss) recognized for the period							115	115		115
Total comprehensive income/ (loss) for the year	60	(13,300)	(33,970)	(7,056)			1,064	(53,202)	125
Appropriation of result		13,300	(13,300)
Change in net Parent investment (Note 9) (*)				45,122				45,122
Ending balance, value at Jun. 30, 2021	60		(47,270)	38,066			1,064	(8,080)	125
Beginning balance, value at Dec. 31, 2020	60		(33,970)	(7,056)			949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(68,067)						(68,067)	54	(68,013)
Total other comprehensive income/(loss) recognized for the period							(1,134)	(1,134)		(1,134)
Total comprehensive income/ (loss) for the year	60	(68,067)	(33,970)	(7,056)			(185)	(109,218)	146	(109,072)
Change in net Parent investment (Note 9) (*)				55,154				55,154		55,154
Elimination of SEJO equity (former holding company) (*)	(60)				60
Incorporation of the new Parent at June 4, 2021 (Note 1)	30							30		30
Reclassification of net Parent investment (Note 9) (*)				7,056	(7,056)
Reclassification to other reserves (Note 9) (*)				(55,154)	55,154
SEJO contribution (Note 9)	29,970				(29,970)
DD3 contribution (Note 9)	15,122					106,920		122,042		122,042
Ending balance, value at Dec. 31, 2021	45,122	(68,067)	(33,970)		€ 18,188	106,920	(185)	68,008	146	68,154
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,761)						(16,761)
Total other comprehensive income/(loss) recognized for the period							(711)	(711)		(711)
Total comprehensive income/ (loss) for the year		(16,761)					(711)	(17,472)
Appropriation of result		68,067	(68,067)
Ending balance, value at Jun. 30, 2022	€ 45,122	€ (16,761)	€ (102,037)			€ 106,920	€ (896)	€ 51,535	€ 146	€ 51,681